UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-1485

Exact name of registrant as specified in charter:	Delaware Group Equity Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware American Services Fund

March 31, 2007

	Number of
	Shares	Value
Common Stock – 100.23%²
Basic Industry/Capital Goods – 10.83%
Caterpillar	120,000	$8,043,600
Dynamic Materials	349,900	11,448,728
†Energy Conversion Devices	163,000	5,695,220
ITT	111,400	6,719,648
MSC Industrial Direct Class A	137,400	6,413,832
†NCI Building Systems	100,000	4,774,000
Precision Castparts	115,000	11,965,750
†Williams Scotsman International	405,100	7,964,266
		63,025,044
Business Services – 13.97%
†aQuantive	170,900	4,769,819
†Clean Harbors	152,400	6,891,528
†Double-Take Software	248,000	3,350,480
Dun & Bradstreet	69,600	6,347,520
†Euronet Worldwide	147,800	3,969,908
†Fiserv	117,100	6,213,326
†Global Cash Access Holdings	471,500	7,869,335
†Google Class A	10,900	4,993,944
Marathon Acquisition	500,000	4,600,000
†Mobile Mini	156,200	4,183,036
†Monster Worldwide	165,600	7,844,472
#NNN Realty Advisors 144A	250,000	2,525,000
Paychex	200,800	7,604,296
†Perot Systems Class A	433,900	7,753,793
†VeriFone Holdings	194,400	7,140,312
		86,056,769
Consumer Durables – 2.79%
†Jarden	190,000	7,277,000
†Town Sports International Holdings	409,500	8,927,100
		16,204,100
Consumer Non-Durables – 26.93%
Best Buy	237,700	11,580,744
†BJ's Restaurants	91,600	1,935,508
†ÕBJ's Restaurants PIPE	325,000	6,867,250
†Chipotle Mexican Grill Class A	128,900	8,004,690
†Coach	384,200	19,229,209
†CROCS	244,000	11,529,000
†Hibbett Sports	259,750	7,426,253
†J. Crew Group	224,500	9,018,165
†Kohl's	195,900	15,007,899
Nordstrom	212,900	11,270,926
†Physicians Formula Holdings	308,500	5,824,480
Staples	432,600	11,178,384
†Starbucks	283,900	8,903,104
†Under Armour Class A	267,400	13,717,620
†Urban Outfitters	573,500	15,203,485
		156,696,717
Consumer Services – 10.44%
Ashford Hospitality Trust	580,100	6,926,394
International Game Technology	160,600	6,485,028
†Life Time Fitness	154,600	7,947,986
Marriott International Class A	173,000	8,470,080
†McCormick & Schmick's Seafood Restaurants	213,100	5,713,211
†Nutri/System	214,600	11,247,186
†Sonic	298,600	6,652,808
Starwood Hotels & Resorts Worldwide	112,700	7,308,595
		60,751,288

Energy – 5.58%
†Cal Dive International	474,600	5,794,866
†National Oilwell Varco	116,300	9,046,977
Schlumberger	125,000	8,637,500
Smith International	186,900	8,980,545
		32,459,888
Financials – 17.81%
†Affiliated Managers Group	61,500	6,663,525
American Express	101,500	5,724,600
Apollo Investment	271,273	5,805,242
Bear Stearns	33,300	5,006,655
Citigroup	185,800	9,538,972
†E Trade Financial	219,200	4,651,424
First State Bancorporation	228,600	5,154,930
Host Hotels & Resorts	352,950	9,286,115
JPMorgan Chase	158,800	7,682,744
Midwest Banc Holdings	195,700	3,465,847
Nuveen Investments Class A	123,300	5,832,090
†Portfolio Recovery Associates	194,700	8,693,355
RAIT Financial Trust	255,000	7,124,700
Wachovia	162,500	8,945,625
Wells Fargo	291,300	10,029,459
		103,605,283
Health Care – 5.42%
†DaVita	163,100	8,696,492
GlaxoSmithKline ADR	49,000	2,707,740
†Medco Health Solutions	159,200	11,546,776
†WellPoint	105,900	8,588,490
		31,539,498
Technology – 3.16%
†Amdocs	172,200	6,281,856
†SAVVIS	152,800	7,316,064
		13,597,920
Transportation – 3.30%
Hunt (J.B.) Transport Services	325,100	8,530,624
Knight Transportation	347,550	6,193,341
UTi Worldwide	181,100	4,451,438
		19,175,403
Total Common Stock (cost $491,531,344)		583,111,910

	Principal
	Amount
Repurchase Agreements – 0.74%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $1,763,749,
collateralized by $979,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $965,209,
$576,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $569,127 and $271,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $265,376)	$1,763,000	1,763,000
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $1,271,541,
collateralized by $1,040,000 U.S. Treasury Bills
due 6/28/07, market value $1,027,699 and $269,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $269,790)	1,271,000	1,271,000
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $1,271,541,
collateralized by $1,301,000 U.S. Treasury Bills
due 4/19/07, market value $1,297,463)	1,271,000	1,271,000
Total Repurchase Agreements (cost $4,305,000)		4,305,000

Total Value of Securities – 100.97%
(cost $495,836,344)		587,416,910
Liabilities Net of Receivables and Other Assets (See Notes) – (0.97%)		(5,638,069)
Net Assets Applicable to 30,932,415 Shares Outstanding – 100.00%		$581,778,841

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended March 31, 2007.
#Security exempt from registration under rule 144A of the securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $2,525,000, which represented 0.43% of Fund’s net assets.
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2007, the aggregate amount of the restricted security equals $6,867,250 or 1.18% of the Fund’s net assets. See Note 3 in “Notes.”

PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware American Services Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$496,531,488
Aggregated unrealized appreciation	96,518,513
Aggregated unrealized depreciation	(5,633,091)
Net unrealized appreciation	$ 90,885,422

3. Credit and Market Risk
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund’s shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At March 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

4. Subsequent Event
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Small Cap Growth Fund

March 31, 2007

	Number of
	Shares	Value
Common Stock– 106.68%²
Basic Industry/Capital Goods – 13.17%
†Basin Water	32,400	$ 222,588
†Ceradyne	10,400	569,296
Dynamic Materials	19,400	634,768
†ESCO Technologies	8,300	372,006
†Haynes International	4,300	313,599
†Hexcel	11,300	224,305
Lincoln Electric Holdings	9,500	565,820
†NCI Building Systems	7,900	377,146
		3,279,528
Business Services – 7.85%
†Advisory Board	6,700	339,154
†AMN Healthcare Services	16,000	361,920
†aQuantive	7,900	220,489
†Clean Harbors	8,800	397,936
†NaviSite	37,600	225,976
†Portfolio Recovery Associates	9,200	410,780
		1,956,255
Consumer Durables – 2.77%
†Williams Scotsman International	19,300	379,438
†WMS Industries	7,900	309,996
		689,434
Consumer Non-Durables – 14.31%
†Coach	17,300	865,865
†Crocs	7,400	349,650
†Gymboree	6,800	272,476
†Hibbett Sports	18,637	532,832
†Physicians Formula Holdings	14,600	275,648
†Under Armour Class A	13,800	707,940
†Volcom	10,000	343,600
†Zumiez	5,400	216,648
		3,564,659
Consumer Services – 8.45%
†BJ's Restaurants	17,000	359,210
†Chipotle Mexican Grill Class A	4,100	254,610
†First Cash Financial Services	25,800	574,824
†Life Time Fitness	8,100	416,421
†McCormick & Schmick's Seafood Restaurants Inc.	10,300	276,143
†priceline.com	4,200	223,692
		2,104,900
Energy – 5.85%
†Basic Energy Services	3,300	76,890
†Cal Dive International	27,100	330,891
Carbo Ceramics	7,500	349,125
†Input/Output	28,700	395,486
†W-H Energy Services	6,500	303,810
		1,456,202
Financials – 10.54%
†Amerisafe	22,700	427,895
Delphi Financial Group Class A	12,050	484,772
†Euronet Worldwide	9,700	260,542
Midwest Banc Holdings	11,900	210,749
RAIT Financial Trust	14,300	399,542
†Signature Bank	10,200	331,908
Sterling Financial	6,100	190,259
United Fire & Casualty	9,100	319,683
		2,625,350

Health Care – 14.96%
†Acadia Pharmaceuticals Inc.	7,900	118,658
†Align Technology	19,800	314,028
†Chattem	5,000	294,700
†Conceptus	16,100	322,000
†Digene	6,200	262,942
†Home Diagnostics	14,900	160,920
†Immunomedics	40,300	184,574
†Keryx Biopharmaceuticals	24,000	252,480
†Martek Biosciences	300	6,186
†Medarex	21,300	275,622
†Micrus Endovascular	13,100	312,304
†Nastech Pharmaceutical	4,400	47,476
†PDL BioPharma	21,500	466,550
†Penwest Pharmaceuticals	20,600	207,648
†United Therapeutics	9,300	500,154
		3,726,242
Technology – 27.48%
†Akamai Technologies	9,700	484,224
†Allot Communications	29,797	272,643
†Aruba Networks	4,400	64,548
†BigBand Networks	4,500	81,045
†Cray	15,100	208,229
†Emageon	23,700	260,700
†Informatica	25,500	342,465
†Isilon Systems	15,100	244,167
†Macrovision	14,900	373,245
Marchex	16,800	257,376
†Microsemi	20,700	430,767
†NutriSystem	7,700	403,557
†Polycom	16,700	556,610
†Powerwave Technologies	64,400	366,436
†Shutterfly	24,000	384,960
†SiRF Technology Holdings	8,900	247,064
†Switch & Data Facilities	13,200	239,184
†Symmetricom	29,300	243,190
†Tessera Technologies	7,900	313,946
†Trident Microsystems	15,600	312,936
†Varian Semiconductor Equipment Associates	6,800	362,984
†VeriFone Holdings	10,700	393,011
		6,843,287
Transportation – 1.30%
Knight Transportation	18,162	323,647
		323,647
Total Common Stock (cost $20,989,227)		26,569,504
	Principal
	Amount
^Federal Agency (Discount Note) – 0.84%
Federal Farm Credit Discount Notes 5.162% 4/2/07	$210,000	209,970
Total Federal Agency (Discount Note) (cost $209,970)		209,970

Total Value of Securities – 107.52%
(cost $21,199,197)		26,779,474
Liabilities Net of Receivables and Other Assets (See Notes) – (7.52%)[z]		(1,873,945)
Net Assets Applicable to 2,175,165 Shares Outstanding – 100.00%		$24,905,529

†Non-income producing security for the period ended March 31, 2007.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
^Zero coupon security. The rate shown is the yield at the time of purchase.
[z]Of this amount, $2,060,458 represented liquidations payable as of March 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Small Cap Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$21,256,077
Aggregated unrealized appreciation	6,573,200
Aggregated unrealized depreciation	(1,049,803)
Net unrealized appreciation	$ 5,523,397

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Trend Fund

March 31, 2007

	Number of
	Shares	Value
Common Stock – 99.18%²
Basic Industry/Capital Goods – 9.68%
*AMCOL International	232,500	$ 6,893,625
*Bucyrus International Class A	255,200	13,142,800
Carpenter Technology	103,900	12,546,964
*†Energy Conversion Devices	274,300	9,584,042
*†Hexcel	399,300	7,926,105
*†Itron	188,900	12,286,056
†Mettler-Toledo International	154,700	13,856,479
†Middleby	10,800	1,423,872
MSC Industrial Direct Class A	314,900	14,699,532
		92,359,475
Business Services – 4.32%
*†Advisory Board	262,700	13,297,874
*†Geo Group	307,300	13,926,836
†Monster Worldwide	295,100	13,978,887
		41,203,597
Consumer Durables – 1.62%
†THQ	453,000	15,488,070
		15,488,070
Consumer Non-Durables – 13.83%
†Bare Escentuals	170,100	6,101,487
†Coach	597,800	29,919,890
†Crocs	322,700	15,247,575
†Dick's Sporting Goods	367,000	21,381,420
*†DSW Class A	369,300	15,588,153
*†J. Crew Group	317,300	12,745,941
*†Under Armour Class A	383,900	19,694,070
*†Zumiez	281,800	11,305,816
		131,984,352
Consumer Services – 7.53%
†Cenveo	609,800	14,818,140
Jackson Hewitt Tax Service	358,600	11,539,748
*†Knot	106,700	2,297,251
*†NutriSystem	267,000	13,993,470
*†Sonic	322,825	7,192,541
*†Texas Roadhouse Class A	842,600	12,007,050
*†Wynn Resorts	106,000	10,055,160
		71,903,360
Energy – 4.62%
*Carbo Ceramics	247,900	11,539,745
†Helix Energy Solutions Group	405,380	15,116,620
†Hydril	108,900	10,480,536
†North American Energy Partners	329,000	6,938,610
		44,075,511
Financials – 9.94%
Aspen Insurance Holdings	230,200	6,033,542
Delphi Financial Group Class A	247,250	9,946,868
Hanover Insurance Group	281,100	12,964,332
†Investment Technology Group	275,200	10,787,840
*KKR Financial	329,000	9,024,470
†Meruelo Maddux Properties	465,400	4,072,250
†Nasdaq Stock Market	197,500	5,808,475
*†Signature Bank	97,800	3,182,412
Waddell & Reed Financial Class A	613,900	14,316,148
Webster Financial	222,700	10,691,827
Whitney Holding	265,100	8,106,758
		94,934,922

Health Care – 19.68%
*†Acadia Pharmaceuticals	289,000	4,340,780
*†Align Technology	462,200	7,330,492
*†Cepheid	704,500	8,369,460
†Chattem	181,500	10,697,610
*†Conceptus	565,200	11,304,000
†Digene	223,300	9,470,153
*†Hologic	353,200	20,358,448
*†LifeCell	408,500	10,200,245
†Martek Biosciences	15,300	315,486
*†Medarex	752,600	9,738,644
*†MGI Pharma	453,800	10,196,886
*†NuVasive	706,000	16,767,500
*†PDL BioPharma	683,100	14,823,270
*†Progenics Pharmaceuticals	371,200	8,790,016
*†Sciele Pharma	495,000	11,721,600
†Techne	157,100	8,970,410
†Telik	1,078,400	5,855,712
†United Therapeutics	346,900	18,656,282
		187,906,994
Technology – 26.00%
†Akamai Technologies	336,100	16,778,112
*†American Reprographics	320,900	9,880,511
*†Digital River	184,700	10,204,675
*†Equinix	115,600	9,898,828
†F5 Networks	272,400	18,163,632
*†Foundry Networks	919,800	12,481,686
*†Informatica	775,600	10,416,308
*†Macrovision	535,300	13,409,265
*†Microsemi	748,100	15,567,961
*†Nuance Communications	1,128,200	17,272,742
*†Opsware	1,676,900	12,157,525
†Polycom	580,600	19,351,398
*†Powerwave Technologies	1,929,600	10,979,424
†salesforce.com	284,900	12,199,418
*†Shutterfly	573,100	9,192,524
†Silicon Laboratories	304,300	9,104,656
*†SiRF Technology Holdings	288,500	8,008,760
†Super Micro Computer	147,200	1,323,328
*†Trident Microsystems	544,000	10,912,640
†Varian Semiconductor Equipment Associates	229,600	12,256,048
†Wind River Systems	867,500	8,622,950
		248,182,391
Transportation – 1.96%
*Hunt (J.B.) Transport Services	376,100	9,868,864
UTi Worldwide	358,300	8,807,014
		18,675,878
Total Common Stock (cost $711,561,292)		946,714,550
	Principal
	Amount
Repurchase Agreements – 0.97%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $3,801,615,
collateralized by $2,111,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $2,081,086,
$1,241,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $1,227,092 and $584,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $572,178)	$3,800,000	3,800,000
With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $2,742,167,
collateralized by $2,242,000 U.S. Treasury Bills
due 6/28/07, market value $2,215,820 and $580,000
U.S. Treasury Notes 4.50% due 2/28/11,
market value $581,693)	2,741,000	2,741,000
With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $2,742,167,
collateralized by $2,804,000 U.S. Treasury Bills
due 4/19/07, market value $2,797,457)	2,741,000	2,741,000
Total Repurchase Agreements (cost $9,282,000)		9,282,000
Total Value of Securities Before Securities Lending Collateral – 100.15%
(cost $720,843,292)		955,996,550

Securities Lending Collateral** – 24.59%
Short-Term Investments – 24.59%
Fixed Rate Notes – 6.74%
BNP Paribas Securities 5.55% 4/2/07	27,878,596	27,878,596
Citigroup Global Markets 5.45% 4/2/07	22,516,655	22,516,655
Fortis Bank 5.31% 6/18/07	8,366,530	8,366,530
ING Bank 5.33% 7/9/07	5,577,687	5,577,687
		64,339,468
•Variable Rate Notes – 17.85%
ANZ National 5.32% 4/30/08	1,115,537	1,115,537
Australia New Zealand 5.32% 4/30/08	5,577,687	5,577,687
Bank of New York 5.32% 3/10/15	4,462,149	4,462,149
Barclays 5.31% 5/18/07	7,808,762	7,808,762
Bayerische Landesbank 5.37% 4/30/08	5,577,687	5,577,687
Bear Stearns 5.38% 9/28/07	7,808,762	7,808,762
BNP Paribas 5.33% 4/30/08	5,577,687	5,577,687
Calyon 5.33% 8/14/07	2,788,843	2,788,843
Canadian Imperial Bank
5.32% 4/30/08	3,904,381	3,904,381
5.33% 8/15/07	4,462,149	4,462,149
CDC Financial Products 5.49% 4/30/07	7,250,993	7,250,993
Citigroup Global Markets 5.51% 4/6/07	7,250,993	7,250,993
Commonwealth Bank 5.32% 4/30/08	5,577,687	5,577,687
Credit Suisse First Boston 5.32% 3/14/08	5,577,687	5,577,687
Deutsche Bank London
5.34% 8/20/07	7,808,762	7,808,762
5.34% 9/21/07	836,653	836,653
Dexia Bank 5.32% 9/28/07	7,808,741	7,807,990
Goldman Sachs Group 5.58% 3/28/08	6,581,670	6,581,670
Marshall & Ilsley Bank 5.32% 4/30/08	6,135,456	6,135,456
Merrill Lynch Mortgage Capital 5.54% 5/8/07	7,250,993	7,250,993
Morgan Stanley 5.62% 4/30/08	7,250,993	7,250,993
National Australia Bank 5.31% 4/30/08	6,916,332	6,916,332
National Rural Utilities 5.31% 4/30/08	8,812,745	8,812,745
Nordea Bank, New York 5.31% 5/16/07	2,788,826	2,788,809
Nordea Bank, Norge 5.33% 4/30/08	5,577,687	5,577,687
Royal Bank of Scotland Group 5.31% 4/30/08	5,577,687	5,577,687
Societe Generale 5.31% 4/30/08	2,788,843	2,788,843
Sun Trust Bank 5.33% 7/30/07	7,250,993	7,250,993
Toronto Dominion 5.32% 5/29/07	6,693,224	6,693,224
Wells Fargo 5.33% 4/30/08	5,577,687	5,577,687
		170,397,528
Total Securities Lending Collateral (cost $234,736,996)		234,736,996

Total Value of Securities – 124.74%
(cost $955,580,288)		1,190,733,546©
Obligation to Return Securities Lending Collateral**– (24.59%)		(234,736,996)

Liabilities Net of Receivables and Other Assets – (0.15%)		(1,474,211)
Net Assets Applicable to 46,630,048 Shares Outstanding – 100.00%		$954,522,339

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended March 31, 2007.
•Variable rate security. The rate shown is the rate as of March 31, 2007.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $231,670,275 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Trend Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$964,106,846
Aggregate unrealized appreciation	$266,825,483
Aggregate unrealized depreciation	(40,198,783)
Net unrealized appreciation	$226,626,700

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At March 31, 2007, the value of securities on loan was $231,670,275, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At March 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: